SHARE-BASED COMPENSATION - Share-based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 5.7	$ 6.9
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	0.7	1.1
Share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 5.0	$ 5.8